Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounts Payable And Accrued Liabilities [Line Items]
Total	$ 4,428	$ 6,925
Parent [Member]
Disclosure Of Accounts Payable And Accrued Liabilities [Line Items]
Amounts due to subsidiaries, Current	3,859	3,593
Accruals and other liabilities, Current	318	302
Withholding tax payable, Current	153	152
Unclaimed dividends, Current	3	2
Total	4,333	4,049
Amounts due to subsidiaries, Non-current	0	0
Accruals and other liabilities, Non-current	332	224
Withholding tax payable, Non-current	0	0
Unclaimed dividends, Non-current	0	0
Total	$ 332	$ 224